Schedule of Investments (unaudited) November 30, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.5%
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	$1,000	$1,043,310
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(a)	1,820	2,004,621

		3,047,931

Alaska — 0.6%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/24(b)	3,000	3,555,360

Arizona — 4.8%
Arizona Industrial Development Authority, RB, Series A, (BAM), 4.00%, 06/01/44	1,435	1,589,090
Arizona Industrial Development Authority, Refunding RB(a)
Series A, 5.38%, 07/01/50	2,500	2,758,650
Series G, 5.00%, 07/01/47	715	788,045
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 3.25%, 07/01/49	2,195	2,338,663
Industrial Development Authority of the City of Phoenix, RB(b)
6.63%, 07/01/23	2,245	2,612,843
6.88%, 07/01/23	3,440	4,025,729
Industrial Development Authority of the City of Phoenix, Refunding RB(a)
5.00%, 07/01/35	600	654,696
5.00%, 07/01/45	700	738,255
Series A, 5.00%, 07/01/35	1,125	1,227,555
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	9,805	13,852,798

		30,586,324

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	3,790	3,994,319

California — 2.9%
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	1,470	1,670,449
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	2,800	3,239,628
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	1,025	1,060,834
Series A-2, 5.00%, 06/01/47	855	881,933
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/46(c)	10,000	5,149,600
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series E, AMT, 5.00%, 05/01/50	5,000	6,117,000

		18,119,444

Colorado — 1.7%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	1,025	1,043,983
Colorado Health Facilities Authority, Refunding RB
4.00%, 11/15/43	2,320	2,699,946
Series A, 5.00%, 08/01/44	3,840	4,732,378

Security	Par (000)	Value

Colorado (continued)
Copperleaf Metropolitan District No.2, Refunding GO, 5.75%, 12/01/45	$1,000	$1,030,070
Serenity Ridge Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/43	1,000	1,027,500

		10,533,877

Connecticut — 0.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	145	145,091
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	4,107,107

		4,252,198

Delaware — 0.9%
County of Sussex Delaware, RB, 6.00%, 10/01/40	2,500	2,505,225
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	2,780	3,279,260

		5,784,485

Florida — 5.7%
Celebration Pointe Community Development District, SAB(a)
5.00%, 05/01/32	860	953,800
5.00%, 05/01/48	2,160	2,317,162
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	9,370	11,370,308
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	1,360	1,399,590
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(b)	3,750	4,028,737
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	255	275,877
5.25%, 05/01/37	470	519,679
5.38%, 05/01/47	770	844,166
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	4,625	5,204,697
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,930,260
Palm Beach County Health Facilities Authority, RB
Series B, 4.00%, 11/15/41	300	331,731
Series B, 5.00%, 11/15/42	135	158,728

		36,334,735

Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series B, AMT, 5.00%, 01/01/29	1,070	1,073,852
Development Authority for Fulton County, RB, 4.00%, 06/15/49	1,575	1,800,193
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,855	2,787,323
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	2,745	3,265,617

		8,926,985

Hawaii — 0.8%
State of Hawaii Harbor System Revenue, RB, Series A, 5.50%, 07/01/35	5,000	5,018,900

Illinois — 10.1%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,919,320
Series D, 5.00%, 12/01/46	3,570	3,697,028
Series H, 5.00%, 12/01/36	865	920,524

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	$1,200	$1,295,868
Series D, 5.00%, 12/01/25	1,560	1,684,628
Series G, 5.00%, 12/01/34	865	922,246
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	1,450	1,684,929
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	2,110	2,215,838
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	1,140,060
Cook County Community College District No. 508, GO, 5.25%, 12/01/31	5,000	5,409,100
Illinois Finance Authority, RB, Series A, 5.25%, 07/01/23(b)	1,785	2,014,712
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	3,600	4,322,304
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	9,714,961
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	2,515	2,749,826
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM), 0.00%, 12/15/56(c)	8,755	2,344,151
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,010	2,073,516
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM), 0.00%, 12/15/54(c)	12,215	3,558,596
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	2,645	2,721,388
State of Illinois, GO, Series D, 5.00%, 11/01/28	6,965	7,511,195
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	5,435	5,454,838

		64,355,028

Indiana — 1.4%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	2,250	2,451,960
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/40	2,640	2,836,548
Indiana Finance Authority, Refunding RB, Series A, 5.00%, 03/01/39	3,000	3,455,190

		8,743,698

Iowa — 1.7%
Iowa Finance Authority, RB
5.00%, 05/15/36	1,050	1,128,656
Series A, 5.00%, 05/15/48	3,950	4,207,461
Iowa Finance Authority, Refunding RB, 5.25%, 12/01/25	4,000	4,372,480
Iowa Tobacco Settlement Authority, Refunding RB, CAB, Series B, 5.60%, 06/01/34	1,000	1,001,200

		10,709,797

Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,965	2,069,617
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/40	3,700	4,327,594

		6,397,211

Louisiana — 3.0%
Parish of St. Charles Louisiana, RB, 4.00%, 12/01/40(d)	2,210	2,297,538

Security	Par (000)	Value

Louisiana (continued)
Parish of St. John the Baptist Louisiana, Refunding RB(d)
2.00%, 06/01/37	$2,250	$2,268,990
2.10%, 06/01/37	1,310	1,329,034
Sub-Series B-1, 2.13%, 06/01/37	600	609,234
Sub-Series B-1, 2.38%, 06/01/37	1,090	1,120,793
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/32	4,375	4,634,787
Series A, 5.25%, 05/15/33	4,750	5,029,110
Series A, 5.25%, 05/15/35	1,500	1,641,480

		18,930,966

Maine — 1.5%
Maine Turnpike Authority, RB, 4.00%, 07/01/45	8,195	9,599,869

Maryland — 2.9%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	551,676
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	5,755,691
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	2,560	2,943,693
Maryland Health & Higher Educational Facilities Authority, Refunding RB
6.25%, 01/01/21(b)	2,000	2,009,740
5.00%, 07/01/40	6,350	7,142,670

		18,403,470

Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	2,164,090
Series A, 5.00%, 01/01/47	845	944,930
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	1,620	1,863,680
Massachusetts Port Authority, Refunding RB, Series A, AMT, 4.00%, 07/01/44	6,180	6,915,791

		11,888,491

Michigan — 0.8%
Michigan Finance Authority, Refunding RB, Series C, Class 1, 4.00%, 06/01/49	2,500	2,809,500
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,775	2,065,390

		4,874,890

Minnesota — 0.7%
City of Cologne Minnesota,RB, Series A, 5.00%, 07/01/45	1,500	1,592,205
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(a)	695	735,004
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	1,940	2,144,011

		4,471,220

Mississippi — 4.0%
County of Lowndes Mississippi, Refunding RB
Series A, 6.80%, 04/01/22	9,160	9,907,822
Series B, 6.70%, 04/01/22	4,500	4,861,035
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	3,274,680

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
State of Mississippi, RB
Series A, 5.00%, 10/15/37	$1,105	$1,316,320
Series A, 4.00%, 10/15/38	5,535	6,122,430

		25,482,287

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	315	335,582
Series B-2, 3.60%, 12/01/47	490	524,197

		859,779

Nebraska — 1.1%
Central Plains Energy Project, RB, 5.00%, 09/01/42	6,200	6,664,504

Nevada — 2.5%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	2,250	2,599,762
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	5,230	5,857,182
Series A-1, (AGM), 4.00%, 06/01/46	245	273,596
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	4,080	5,060,302
Series A, 5.00%, 06/01/37	1,500	1,853,175

		15,644,017

New Jersey — 10.9%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,447,740
New Jersey Economic Development Authority, RB Series UU, 5.00%, 06/15/40	2,755	2,992,371
AMT, 5.13%, 01/01/34	1,050	1,159,536
AMT, 5.38%, 01/01/43	10,000	10,966,400
Series A, AMT, 5.63%, 11/15/30	1,530	1,643,205
New Jersey Housing & Mortgage Finance Agency,
Refunding RB, Series A, AMT, 3.80%, 10/01/32	4,490	4,870,123
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/33	8,750	9,463,212
Series AA, 5.25%, 06/15/41	780	866,128
Series AA, 5.00%, 06/15/44	4,450	4,839,642
Series B, 5.50%, 06/15/31	8,000	8,186,080
Series BB, 4.00%, 06/15/50	3,795	4,024,446
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(c)	7,260	4,141,394
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	5,430	6,475,546
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,730	2,108,351
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.25%, 06/01/46	4,550	5,468,145
Sub-Series B, 5.00%, 06/01/46	665	767,018

		69,419,337

New York — 7.0%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	2,145	2,319,217
City of New York, GO, Series C, 4.00%, 08/01/40	5,000	5,934,350
Erie Tobacco Asset Securitization Corp., Refunding RB,
Series A, 5.00%, 06/01/45	4,435	4,435,399
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	1,400	1,560,846
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,675	3,675,625
Series A, 6.25%, 06/01/41(a)	3,500	3,517,675
New York Liberty Development Corp., Refunding RB(a)
Series 2, Class 2, 5.15%, 11/15/34	460	498,484

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding
RB(a) (continued)
Series 2, Class 2, 5.38%, 11/15/40	$1,145	$1,223,936
New York State Urban Development Corp., RB,
Series A, 4.00%, 03/15/49	7,500	8,785,275
New York Transportation Development Corp. Refunding RB(e)
Class A, AMT, 4.00%, 12/01/38	500	559,480
Class A, AMT, 4.00%, 12/01/39	500	558,990
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	665	776,121
AMT, 5.00%, 10/01/40	1,875	2,161,912
Port Authority of New York & New Jersey, ARB,
Series 8, 6.00%, 12/01/36	3,165	3,178,546
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41.	1,785	2,036,025
Westchester Tobacco Asset Securitization Corp.,
Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	3,006,739

		44,228,620

North Carolina — 0.6%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/50	365	394,853
Series A, 5.00%, 10/01/50	980	1,140,063
North Carolina Turnpike Authority, RB, Senior Lien,
(AGM), 4.00%, 01/01/55	1,045	1,193,014
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	525	820,423

		3,548,353

Ohio — 5.1%
Buckeye Tobacco Settlement Financing Authority,
Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,625	8,546,253
County of Franklin Ohio, RB
Series A, 6.13%, 07/01/22(b)	100	109,278
Series A, 6.13%, 07/01/40	1,590	1,690,472
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(b)	1,915	2,029,287
County of Montgomery Ohio, RB, 5.45%, 11/13/23(b)	7,430	8,556,017
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	1,385	1,433,821
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	5,000	5,096,350
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	4,980,765

		32,442,243

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB,
Series B, 5.25%, 08/15/48	2,205	2,578,086

Oregon — 1.9%
Oregon Health & Science University, RB,
Series A, 5.00%, 07/01/42	800	957,504
Port of Portland Oregon Airport Revenue, Refunding
ARB, Series 27-A, AMT, 4.00%, 07/01/50	10,000	11,194,100

		12,151,604

Pennsylvania — 11.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(a)	1,725	1,806,368
Altoona Area School District, GO, (BAM SAW), 5.00%, 12/01/36	365	432,813
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/49	6,030	7,574,946

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Lehigh Pennsylvania, Refunding RB,
Series A, 4.00%, 07/01/49	$1,435	$1,617,647
Geisinger Authority, Refunding RB, Series A, 4.00%, 04/01/50	6,495	7,473,342
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/49	6,750	7,395,435
Series A, 5.00%, 09/01/48	3,330	3,886,809
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,203,819
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,855	2,143,174
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	2,565	2,911,942
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	7,000	7,584,570
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	440	518,558
Sub-Series B-1, 5.25%, 06/01/47	5,680	6,716,543
Series A, Subordinate, 5.00%, 12/01/44	4,540	5,593,008
Pennsylvania Turnpike Commission, Refunding RB, 2nd
Series, 5.00%, 12/01/41	1,700	2,055,130
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	2,955	3,642,569
(SAW), 5.00%, 03/01/43	2,145	2,621,533
Westmoreland County Municipal Authority, Refunding
RB, (BAM), 5.00%, 08/15/36	4,385	5,360,575

		73,538,781

Puerto Rico — 5.8%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	1,340	1,367,591
5.63%, 05/15/43	1,335	1,347,229
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	3,820	3,958,628
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	1,360	1,364,515
Series A, Senior Lien, 6.00%, 07/01/44	2,455	2,463,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	3,656,140
Series A-1, Restructured, 5.00%, 07/01/58	12,657	13,921,687
Series A-2, Restructured, 4.33%, 07/01/40	2,240	2,386,138
Series A-2, Restructured, 4.78%, 07/01/58	3,133	3,390,470
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,130	3,031,301

		36,886,849

Rhode Island — 1.5%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 3.00%, 10/01/39	240	267,266
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	6,820	7,187,871
Series B, 5.00%, 06/01/50	2,000	2,156,560

		9,611,697

Security	Par (000)	Value

South Carolina — 1.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	$2,690	$3,179,284
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	750	839,303
South Carolina Public Service Authority, Refunding RB,
Series E, 5.25%, 12/01/55	6,450	7,496,964

		11,515,551

Texas — 8.4%
Central Texas Regional Mobility Authority, RB
Series A, Senior Lien, 5.00%, 01/01/40	1,215	1,394,443
Series A, Senior Lien, 5.00%, 01/01/45	3,500	3,988,985
Central Texas Regional Mobility Authority, Refunding
RB(b)
Senior Lien, 5.75%, 01/01/21	1,000	1,004,440
Senior Lien, 6.00%, 01/01/21	4,300	4,320,038
Series A, Senior Lien, 5.00%, 01/01/23	6,925	7,602,750
City of Houston Texas Airport System Revenue,
Refunding RB
Sub-Series D, 5.00%, 07/01/37	4,005	4,908,368
AMT, 5.00%, 07/01/29	2,135	2,239,039
County of Nueces Texas, Refunding GO
4.00%, 02/15/37	575	693,720
4.00%, 02/15/39	1,205	1,447,747
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(b)	850	968,881
Love Field Airport Modernization Corp., RB, 5.25%, 11/01/40	1,100	1,103,179
New Hope Cultural Education Facilities Finance Corp.,
RB
Series A, 5.00%, 04/01/25(b)	500	599,880
Series A, 5.00%, 08/15/37(a)	2,000	2,014,580
North Texas Education Finance Corp., RB, Series A, 5.13%, 06/01/22(b)	1,000	1,072,910
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	5,000	5,801,300
Series A, 5.00%, 01/01/48	5,350	6,480,027
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, Series A-1, 5.00%, 10/01/44	3,500	3,720,500
Texas Private Activity Bond Surface Transportation
Corp., RB, AMT, 5.00%, 06/30/58	3,575	4,229,582

		53,590,369

Virginia — 3.8%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	430	424,978
Series A, 5.50%, 03/01/46	1,475	1,396,324
Tobacco Settlement Financing Corp., Refunding RB,
Series B-1, 5.00%, 06/01/47	3,665	3,665,147
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 07/01/49	1,990	2,054,794
AMT, 5.00%, 12/31/52	7,895	8,996,431
AMT, Senior Lien, 6.00%, 01/01/37	2,150	2,292,803
AMT, Senior Lien, 5.50%, 01/01/42	5,140	5,419,873

		24,250,350

Washington — 3.2%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,295	1,506,564
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	4,905	5,803,940

4

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
State of Washington, COP
Series B, 5.00%, 07/01/36	$1,725	$2,198,909
Series B, 5.00%, 07/01/38	2,300	2,918,217
Washington Health Care Facilities Authority, RB,
Series A, 5.75%, 01/01/23(b)	4,010	4,473,917
Washington Health Care Facilities Authority, Refunding
RB, 4.00%, 09/01/45	3,000	3,405,540

		20,307,087

Wisconsin — 2.0%
Public Finance Authority, RB
Series A, 4.00%, 11/15/37	325	363,252
Series A, 5.00%, 11/15/41	2,180	2,569,588
Public Finance Authority, Refunding RB, 5.00%, 11/15/49	1,095	1,196,715
Wisconsin Health & Educational Facilities Authority,
Refunding RB 5.00%, 04/01/44	4,080	5,093,676
4.00%, 12/15/49	3,220	3,636,088

		12,859,319

Wyoming — 0.6%
Wyoming Community Development Authority, Refunding RB, Series 2, 4.05%, 12/01/38	2,170	2,286,485
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/42	1,120	1,343,922

		3,630,407

Total Municipal Bonds — 117.9% (Cost: $688,552,066)		747,738,438

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 1.9%
Maricopa County Industrial Development Authority, RB, 4.00%, 01/01/48	10,000	11,711,000

California — 2.8%
Sacramento Area Flood Control Agency, Refunding
SAB, 5.00%, 10/01/47	14,998	17,985,150

Colorado(g) — 1.9%
City & County of Denver Colorado Airport System
Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43	6,504	8,061,615
Colorado Health Facilities Authority, Refunding RB,
Series A, 4.00%, 08/01/49	3,290	3,624,429

		11,686,044

Florida — 1.8%
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	10,000	11,364,996

Illinois — 2.0%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	12,912,582

Security	Par (000)	Value

Louisiana — 3.0%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	$5,542	$6,331,073
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	11,133	12,718,888

		19,049,961

Maryland — 2.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	4,898	5,816,671
Maryland Stadium Authority, RB, 5.00%, 05/01/47	5,509	6,909,393

		12,726,064

Michigan(g) — 2.5%
Michigan Finance Authority, RB 4.00%, 02/15/47	7,434	8,486,765
Series A, 4.00%, 02/15/44	6,646	7,587,040

		16,073,805

New Jersey — 2.4%
South Jersey Transportation Authority, RB (BAM),
Series A, 4.00%, 11/01/50	13,590	15,319,735

New York — 3.5%
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	10,001	10,480,170
New York State Dormitory Authority, Refunding RB,
Series A, 4.00%, 03/15/46	10,000	11,771,900

		22,252,070

Oregon — 0.2%
State of Oregon Housing & Community Services
Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	1,199	1,202,344

Pennsylvania — 3.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	7,250	8,442,263
County of Lehigh Pennsylvania, Refunding RB,
Series A, 4.00%, 07/01/49(g)	10,009	11,282,949
Westmoreland County Municipal Authority, Refunding
RB, (BAM), 5.00%, 08/15/38	3,925	4,576,158

		24,301,370

Texas — 3.7%
Harris County Health Facilities Development Corp,
Refunding RB, Series B, 5.75%, 07/01/27(h)	19,090	23,703,795

Virginia — 1.3%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(g)	6,960	8,299,730

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.1%
Washington Health Care Facilities Authority, Refunding
RB, Series A, 5.00%, 10/01/38	$10,000	$12,983,000

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.9% (Cost: $202,998,582)		221,571,646

Total Long-Term Investments — 152.8% (Cost: $891,550,648)		969,310,084

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional
Class, 0.01%(i)(j)	6,301,031	6,301,661

Total Short-Term Securities — 1.0% (Cost: $6,301,221)		6,301,661

Total Investments — 153.8% (Cost: $897,851,869)		975,611,745

Other Assets Less Liabilities — 1.4%		9,057,135

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.8)%		(106,724,795)

VMTP Shares at Liquidation Value — (38.4)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$634,144,085

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 15, 2021 to August 1, 2027, is $32,066,619.

(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$21,831,651	$—	$(15,527,365	)(a)	$(2,484)	$(141)	$6,301,661	6,301,031	$570	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year US Treasury Notes	103	03/22/21	$14,232	$(8,190)
Long U.S. Treasury Bond	48	03/22/21	8,396	(8,071)

				$(16,261)

6

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniVest Fund, Inc. (MVF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$747,738,438	$—	$747,738,438
Municipal Bonds Transferred to Tender Option Bond Trusts	—	221,571,646	—	221,571,646
Short-Term Securities
Money Market Funds	6,301,661	—	—	6,301,661

	$6,301,661	$969,310,084	$—	$975,611,745

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(16,261)	$—	$—	$(16,261)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(106,688,663)	$—	$(106,688,663)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(350,488,663)	$—	$(350,488,663)

Portfolio Abbreviation		Portfolio Abbreviation (continued)

AGM	Assured Guaranty Municipal Corp.	M/F	Multi-Family

AMT	Alternative Minimum Tax	RB	Revenue Bond

ARB	Airport Revenue Bonds	S/F	Single-Family

BAM	Build America Mutual Assurance Co.	SAB	Special Assessment Bonds

CAB	Capital Appreciation Bonds	SAW	State Aid Withholding

COP	Certificates of Participation	TA	Tax Allocation

GO	General Obligation Bonds

SCHEDULE OF INVESTMENTS	7